Income taxes - Net operating loss carry forwards (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred tax asset		$ 17,142		$ 257
Reservoir Holdings Inc And Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 48,971,281
Deferred tax asset	785,902		$ 481,360
Reservoir Holdings Inc And Subsidiaries | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	1,795,951
Reservoir Holdings Inc And Subsidiaries | NY
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	46,903,391
Reservoir Holdings Inc And Subsidiaries | California
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	151,988
Reservoir Holdings Inc And Subsidiaries | TENNESSEE
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 119,951